Income Taxes - Schedule of Provisions for (Benefits from) Income Taxes (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal income tax rate	21.00%	21.00%